THE MORGAN STANLEY HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

DIRECTORS AND OFFICERS

Barton M. Biggs                   William G. Morton, Jr.
CHAIRMAN OF THE BOARD             DIRECTOR
OF DIRECTORS
                                  James W. Grisham
Michael F. Klein                  VICE PRESIDENT
PRESIDENT AND DIRECTOR
                                  Harold J. Schaaff, Jr.
Peter J. Chase                    VICE PRESIDENT
DIRECTOR
                                  Joseph P. Stadler
John W. Croghan                   VICE PRESIDENT
DIRECTOR
                                  Valerie Y. Lewis
David B. Gill                     SECRETARY
DIRECTOR
                                  Joanna M. Haigney
Graham E. Jones                   TREASURER
DIRECTOR
                                  Belinda A. Brady
John A. Levin                     ASSISTANT TREASURER
DIRECTOR
--------------------------------------------------------------------------------
INVESTMENT ADVISER
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIANS
Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
--------------------------------------------------------------------------------
LEGAL COUNSEL
Rogers & Wells
200 Park Avenue
New York, New York 10166
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036
--------------------------------------------------------------------------------
For additional Fund information, including the Fund s net asset value per share and information regarding the investments comprising the Fund s portfolio, please call 1-800-221-6726.




--------------------------------------------------------------------------------
                                         THE
                                    MORGAN STANLEY
                                      HIGH YIELD
                                      FUND, INC.
--------------------------------------------------------------------------------


                                 THIRD QUARTER REPORT
                                  SEPTEMBER 30, 1997
                         MORGAN STANLEY ASSET MANAGEMENT INC.
                                  INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
----------
For the nine months ended September 30, 1997, the Morgan Stanley High Yield Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 16.90% compared to 10.86% for the CS First Boston High Yield Index (the "Index"). For the one year ended September 30, 1997, the Fund had a total return, based on net asset value per share, of 23.93% compared to 15.75% for the Index. For the period since the Fund's commencement of operations on November 30, 1993 through September 30, 1997, the Fund's total return based on net asset value per share, was 63.64% compared to 46.65% for the Index. On September 30, 1997, the closing price of the Fund's shares on the New York Stock Exchange was $15 5/8 representing a 1.3% discount to the Fund's net asset value per share.

The high-yield market continued its solid performance in the third quarter of 1997. The absence of Federal Reserve tightening, and favorable inflation statistics resulted in ten year Treasury rates declining nearly 40 basis points in the quarter. The stock market also provided a sound backdrop to the high-yield market as the S&P 500 rose about 7 1/2 percent over the quarter.

High-yield bond yield spreads over US Treasuries continued to be at historically narrow levels. These levels are supported by the solid US economy, strong demand among mutual fund investors and others for high-yield bonds, and favorable merger and acquisition activity affecting high-yield companies. The telecommunications sector has been especially active in the merger and acquisition and IPO fronts. The third quarter was capped by the proposed acquisition of both MCI Communications and Brooks Fiber by Worldcom. These transactions follow Worldcom's acquisition of MFS Communications completed earlier in the year. These and similar transactions are being consummated through stock swaps, and thus the combined companies have not increased debt levels. Credit quality of the acquired companies has improved as a result of the mergers, favorably impacting prices on their high-yield bonds. We believe the accelerating demand for telecommunications services will continue to favorably impact companies who have sound business strategies and attractive fiber-optic networks. We have been significantly weighted in the sector, and increased our commitment in the third quarter.

We continued to reduce our exposure to the cable television sector. In the second quarter, Microsoft announced plans to make an investment in Comcast.

Telecommunications Inc., the leader in the industry, began to improve credit quality by spinning off non-cable assets and entering into joint ventures to realize efficiencies in parts of their cable system. Cable company stock prices have soared this year indirectly helping bond prices and more directly boosting returns on a TCI convertible bond investment we made earlier in the year.

We continued to reduce our exposure to emerging market sovereign bonds, as that sector has performed extremely well. We believe that much of the value in this sector has been realize. We continue to look for attractive investment opportunities in corporate bonds being issued in both the emerging markets and the developed markets of Europe and Asia.

The portfolio continues to stress higher credit ratings when compared to other high-yield managers, with an average credit quality of BB. We believe that through active security selection we can perform favorably without reaching for the higher current yields available in lower quality securities. The interest-rate sensitivity of the portfolio continues to be similar to the benchmark, reflecting our view that there is roughly fair value in the US bond market.

Sincerely,

/s/ Michael  F. Klein

Michael  F. Klein
PRESIDENT AND DIRECTOR


/s/ Robert Angevine

Robert Angevine
PORTFOLIO MANAGER

October 1997

MORGAN STANLEY HIGH YIELD FUND, INC.
INVESTMENT SUMMARY AS OF SEPTEMBER 30, 1997 (UNAUDITED)
-------------------------------------------------------------------------------

HISTORICAL                                                 TOTAL RETURN (%)
INFORMATION                       ----------------------------------------------------------------------
                                       MARKET VALUE (1)    NET ASSET VALUE (2)             INDEX (3)
                                  ---------------------    --------------------      -------------------
                                               AVERAGE                  AVERAGE                  AVERAGE
                                  CUMULATIVE   ANNUAL      CUMULATIVE   ANNUAL      CUMULATIVE   ANNUAL
                                  ----------   -------     ----------   -------     ----------   -------
FISCAL YEAR TO DATE                   13.94%       --          16.90%       --          10.86%       --
ONE YEAR                              19.93     19.93%         23.93%    23.93%         15.75     15.75%
SINCE INCEPTION*                      61.42     13.30          63.64     13.70          46.65     10.50

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

[CHART]


                                              YEARS ENDED DECEMBER 31:                             NINE MONTHS
                                                                                                      ENDED
                                  1993*          1994           1995           1996             SEPTEMBER 30, 1997
                                  ----           ----           ----           ----             ------------------
Net Asset Value Per
 Share . . . . . . . . . . .     $14.10         $11.96         $13.63         $14.45                   $15.84
Market Value Per Share . . .     $14.75         $11.38         $12.88         $14.63                   $15.63
Premium/(Discount) . . . . .        4.6%          -4.8%          -5.5%           1.3%                    -1.3%
Income Dividends . . . . . .         --         $ 1.37         $ 1.27         $ 1.42                   $ 0.97
Fund Total Return (2). . . .       0.00%         -5.53%         26.07%         17.52%                   16.90%
Index Total Return (1)(3). .       1.26%         -0.98%         17.39%         12.40%                   10.86%

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds.
 *  The Fund commenced operations on November 30, 1993.

MORGAN STANLEY HIGH YIELD FUND, INC.
INVESTMENT SUMMARY AS OF SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


PORTFOLIO INVESTMENTS DIVERSIFICATION

[CHART]

Short-Term Investments (3.9%)
Debt Securities (89.1%)
Equity Securities (7.0%)
--------------------------------------------------------------------------------

SECTORS

[CHART]

Other (32.4%)
Telecommunications (18.1%)
Multi-Industry (8.7%)
Asset-Backed Securities (5.8%)
Broadcast-Radio & Television (11.4%)
Diversified (4.4%)
Energy (4.9%)
Financial Services (3.3%)
Foreign Government Bonds (3.7%)
Gaming & Lodging (3.2%)
Metals (4.1%)
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS*

                                                     PERCENT OF
                                                        TOTAL
                                                     INVESTMENTS
                                                     -----------
   1. Time Warner, Inc.                                 3.9%
   2. DR Securitized Lease Trust                        3.5
   3. Brooks Fiber Properties                           3.0
   4. Teleport Communications                           2.5
   5. IXC Communications, Inc.                          2.5
   6. ISP Holdings, Inc.                                2.5
   7. Norcal Waste Systems Inc.                         2.4
   8. Dial Call Communications                          2.3
   9. Viacom, Inc.                                      2.3
  10. Nextel Communications                             2.2
                                                       ----
                                                       27.1%
                                                       ----
                                                       ----

* Excludes short-term investments.

INVESTMENTS (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
----------
SEPTEMBER 30, 1997

                                                           FACE
                                                         AMOUNT          VALUE
                                                          (000)          (000)
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (77.5%)
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE (2.0%)
    Jet Equipment Trust
    'D-95' 144A 11.44%, 11/1/14                        $  1,100       $  1,425
    'C1' 144A 11.79%, 6/15/13                             1,500          1,964
                                                                        ------
                                                                         3,389
                                                                        ------
BANKING (1.3%)
    Western Financial Bank
     8.875%, 8/1/07                                       2,135          2,140
                                                                        ------
BROADCAST - RADIO & TELEVISION (11.4%)
    Cablevision Systems Corp.
     9.875%, 5/15/06                                      2,650          2,862
    Comcast Cellular Corp. 144A
     9.50%, 5/1/07                                        2,480          2,592
    Fox/Liberty Networks LLC 144A
     0.00%, 8/15/07                                       1,365            870
     8.875%, 8/15/07                                        845            850
    Paramount Communications
     8.25%, 8/1/22                                        2,600          2,567
    Rogers Cablesystems
     10.125%, 9/1/12                                        650            705
    Rogers Cablesystems 'B'
      10.00%, 3/15/05                                     2,210          2,423
    TV Azteca 'B' 144A
      10.50%, 2/15/07                                     2,470          2,618
    Viacom, Inc.
     8.00%, 7/7/06                                        3,840          3,831
                                                                        ------
                                                                        19,318
                                                                        ------
BUSINESS SERVICES (1.8%)
    Outdoor Systems Inc. 144A
     8.875%, 6/15/07                                      2,955          3,014
                                                                        ------
CHEMICALS (1.0%)
    +Huntsman Corp. 144A
     9.094%, 7/1/07                                       1,650          1,716
                                                                        ------
COAL, GAS & OIL (2.0%)
    Snyder Oil Corp.
     8.75%, 6/15/07                                       3,350          3,346
                                                                        ------
COMPUTERS (1.8%)
    Advanced Micro Devices, Inc.
     11.00%, 8/1/03                                       2,670          2,994
                                                                        ------
DIVERSIFIED (0.5%)
    KMart Corp.
     7.75%, 10/1/12                                         725            679
     8.375%, 7/1/22                                         185            177
                                                                        ------
                                                                           856
                                                                        ------
--------------------------------------------------------------------------------


                                                           FACE
                                                         AMOUNT          VALUE
                                                          (000)          (000)
--------------------------------------------------------------------------------
ENERGY (4.9%)
    National Power Corp.
     7.875%, 12/15/06                                  $  1,825       $  1,780
    Nuevo Energy Co.
     9.50%, 4/15/06                                       2,760          2,946
    Quezon Power Ltd.
     8.86%, 6/15/17                                       2,900          2,922
    Transamerican Energy 144A
     0.00%, 6/15/02                                         945            749
                                                                        ------
                                                                         8,397
                                                                        ------
ENVIRONMENTAL CONTROLS (2.4%)
    Norcal Waste Systems Inc.
     13.00%, 11/15/05                                     3,575          4,111
                                                                        ------

FINANCIAL SERVICES (2.3%)
    Geberit International 144A
     10.125%, 4/15/07                                DEM  1,700          1,055
    ITT Promedia 144A
     9.125%, 9/15/07                                      2,950          1,734
    PTC International Finance BV 144A
     0.00%, 7/1/07                                     $  1,820          1,192
                                                                        ------
                                                                         3,981
                                                                        ------
FOOD (1.7%)
    Ameriserve Food Co. 144A
     10.125%, 7/15/07                                       795            824
    Fleming Companies, Inc. 144A
     10.50%, 12/1/04                                      1,455          1,522
     10.625%, 7/31/07                                       460            486
                                                                        ------
                                                                         2,832
                                                                        ------
FOOD SERVICE & LODGING (2.1%)
    Courtyard By Marriott 'B'
     10.75%, 2/1/08                                       1,520          1,647
    Host Marriott Travel
     9.50%, 5/15/05                                       1,835          1,932
                                                                        ------
                                                                         3,579
                                                                        ------
FOREST PRODUCTS & PAPER (1.5%)
    APP Fin II Mauritius Ltd. 144A
     12.00%, 2/15/04                                      2,490          2,534
                                                                        ------
GAMING & LODGING (3.2%)
    Grand Casinos
     10.125%, 12/1/03                                     2,495          2,654
    Louisiana Casino Cruise
     11.50%, 12/1/98                                        318            322
    Station Casinos,  Inc.
     10.125%, 3/15/06                                     2,485          2,522
                                                                        ------
                                                                         5,498
                                                                        ------

HEALTH CARE SUPPLIES & SERVICES (1.5%)
    Tenet Healthcare Corp.
     8.625%, 1/15/07                                      2,405          2,492
                                                                        ------
--------------------------------------------------------------------------------

                                                           FACE
                                                         AMOUNT          VALUE
                                                          (000)          (000)
--------------------------------------------------------------------------------
METALS (4.1%)
    Hylsa 144A
      9.25%, 9/15/07                                   $  2,350       $  2,388
    Impress Metal Packaging 144A
     9.875%, 5/29/07                                 DEM  2,750          1,651
    Murrin Murrin Holdings Pty 144A 9.375%, 8/31/07    $  2,785          2,862
                                                                        ------
                                                                         6,901
                                                                        ------
MULTI-INDUSTRY (8.7%)
    Brooks Fiber Properties
     0.00%, 3/1/06                                        5,395          4,329
     0.00%, 11/1/06                                       1,095            846
    CA FM Lease Trust 144A
     8.50%, 7/15/17                                       1,481          1,568
    Echostar Satellite Broadcast
     0.00%, 3/15/04
    ISP Holdings,  Inc. 'B'
     9.00%, 10/15/03                                      4,065          4,253
    Multicanal S.A. 144A
     10.50%, 2/1/07                                       1,205          1,288
    SD Warren Co. 'B'
     12.00%, 12/15/04                                     2,235          2,528
                                                                        ------
                                                                        14,812
                                                                        ------
REAL ESTATE (1.8%)
    HMC Acquisition Properties
     9.00%, 12/15/07                                      2,050          2,106
    Residential Reins 97A A2 144A
     11.45%, 12/15/98                                     1,000          1,028
                                                                        ------
                                                                         3,134
                                                                        ------
RETAIL - GENERAL (2.0%)
    Southland Corp.
     5.00%, 12/15/03                                      4,000          3,450
                                                                        ------
SOAP & TOILETRIES (0.8%)
    Revlon Worldwide 'B'
     0.00%, 3/15/01                                       1,975          1,434
                                                                        ------
TELECOMMUNICATIONS (16.0%)
    Dial Call Communications
     0.00%, 4/15/04                                       2,500          2,334
    Dial Call Communications 'B'
     0.00%, 12/15/05                                      1,860          1,662
    Globalstar LP 144A
     11.375%, 2/15/04                                     1,925          2,012
    Iridium LLC/Capital Corp. 144A
     13.00%, 7/15/05                                        840            876
    IXC Communications,  Inc.
     12.50%, 10/1/05                                      2,195          2,535
    Nextel Communications
     0.00%, 8/15/04                                       4,275          3,703
    Occidente y Caribe
     0.00%, 3/15/04                                       3,125          2,465
    Qwest Communications International
     144A 10.875%, 4/1/07                                   775            876
    Rogers Communications, Inc.
     8.875%, 7/15/07                                        750            755
     9.125%, 1/15/06                                        800            814
    TCI Satellite Entertainment 144A
     0.00%, 2/15/07                                       4,295          2,802
--------------------------------------------------------------------------------


                                                           FACE
                                                         AMOUNT          VALUE
                                                          (000)          (000)
--------------------------------------------------------------------------------
    Tele-Communications, Inc.
     9.25%, 1/15/23                                    $  1,930       $  2,077
    Teleport Communications
     0.00%, 7/1/07                                        5,480          4,288
                                                                        ------
                                                                        27,199
                                                                        ------
TRANSPORTATION (0.3%)
    Hermes Europe Railtel BV 144A
     11.50%, 8/15/07                                        480            516
                                                                        ------
UTILITIES (2.4%)
    Cleveland Electric
     8.375%, 12/1/11                                        440            450
     8.375%, 8/1/12                                       1,050          1,075
    Midland Cogeneration Ventures 'C-91'
     10.33%, 7/23/02                                        581            622
    Midland Funding Corp. I 'C-94'
     10.33%, 7/23/02                                      1,122          1,201
    Midland Funding Corp. II 'A'
     11.75%, 7/23/05                                        650            765
                                                                        ------
                                                                         4,113
                                                                        ------

--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS AND NOTES
 (Cost $123,580)                                                       131,756
                                                                       -------
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (5.8%)
    Aircraft Lease Portfolio
     Securitization Ltd. 1996-1 P1D 12.75%, 6/15/06       1,770          1,910
    DLJ Mortgage Acceptance Corp. 1997-CF2 S 144A
      0.357%, 10/15/30                                   33,000            875
    DR Securitized Lease Trust
    1993-K1 A1 6.66%, 8/15/10                             2,164          1,972
    1994-K1 A1 7.60%, 8/15/07                             3,517          3,422
    1994-K2 A2 9.35%, 8/15/19                               500            507
    First Home Mortgage Acceptance Corp.,
     96-B, C 144A 7.929%, 11/1/18                         1,344          1,205
                                                                        ------
--------------------------------------------------------------------------------

TOTAL ASSET-BACKED SECURITIES
 (Cost $9,084)                                                           9,891
                                                                        ------
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (2.1%)
    GE Capital Mortgage Services
    1995-12 144A 7.911%, 8/25/25                            646            599
    GMAC IO 1996-C1 CL X2 REMIC
     1.96%, 3/15/21                                       6,675            623
    Long Beach Auto 1997-1,  'B' 144A
     14.22%, 10/26/03                                     1,731          1,744
    PNC Mortgage Services Corp.,
    1995-2 B4 7.50%, 9/25/25                                716            650
                                                                        ------
--------------------------------------------------------------------------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
 (Cost $3,515)                                                           3,616
                                                                        ------
--------------------------------------------------------------------------------

                                                           FACE
                                                         AMOUNT          VALUE
                                                          (000)          (000)
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS (3.7%)
--------------------------------------------------------------------------------

ARGENTINA (1.9%)
    Republic of Argentina 'L'  Par Bond
     5.50%, 3/31/23                                    $  2,555       $  1,933
   +Republic of Argentina Bearer Bond
     6.688%, 3/31/05                                         14             14
    Republic of Argentina Pre 4 Bocon
     0.00%, 9/1/02                                        1,100          1,329
                                                                        ------
                                                                         3,276
                                                                        ------
COLOMBIA (0.5%)
    Republic of Colombia
     8.70%, 2/15/16                                         750            764
                                                                        ------
MAURITIUS (0.3%)
    Pindo Deli Finance Mauritius 144A
      10.75%, 10/1/07                                       560            570
                                                                        ------
MEXICO (1.0%)
    United Mexican States
     0.00%, 6/30/03                                       2,125             --@
    United Mexican States Discount Bond
     (Rights Attached)
     6.25%, 12/31/19                                      2,125          1,766
                                                                        ------
                                                                         1,766
                                                                        ------
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT BONDS
 (Cost $5,476)                                                           6,376
                                                                        ------
--------------------------------------------------------------------------------
                                                         SHARES
--------------------------------------------------------------------------------
PREFERRED STOCK (6.8%)
--------------------------------------------------------------------------------
DIVERSIFIED (3.9%)
    Time Warner, Inc. Series 'M' 10.25%                   5,803          6,644
                                                                        ------
FINANCIAL SERVICES (1.0%)
    Sinclair Capital 144A 11.625%                        15,290          1,659
                                                                        ------
TELECOMMUNICATIONS (1.9%)
    IXC Communications,  Inc. 144A PIK 12.50%             1,500          1,740
    TCI Communications, Inc. 5.00% (Convertible)         11,580          1,455
                                                                        ------
                                                                         3,195
                                                                        ------
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
 (Cost $10,009)                                                         11,498
                                                                        ------
--------------------------------------------------------------------------------
                                                         NO. OF
                                                       WARRANTS
--------------------------------------------------------------------------------
WARRANTS (0.2%)
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE (0.0%)
    Sabreliner Corp. 144A, expiring 4/15/03               2,000             --@
                                                                        ------
GAMING & LODGING (0.0%)
    Louisiana Casino Cruises, expiring 12/1/98            1,108             --@
                                                                        ------
--------------------------------------------------------------------------------

                                                         NO. OF          VALUE
                                                       WARRANTS          (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.2%)
    Globalstar Telecom 144A, expiring 2/15/04          $  1,925       $    231
    Iridium World Communications,
      Inc., expiring 7/15/05                                840            126
    Nextel Communications, expiring 4/25/99               2,500             --@
    Occidente y Caribe 144A,  expiring 3/15/04           12,500             --@
                                                                        ------
                                                                           357
                                                                        ------
--------------------------------------------------------------------------------
TOTAL WARRANTS
 (Cost $40)                                                                357
                                                                        ------
--------------------------------------------------------------------------------
                                                           FACE
                                                         AMOUNT
                                                          (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.9%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
    Chase Securities, Inc., 5.75%, dated 9/30/97,
     due 10/1/97, to be repurchased at $6,601,
     collateralized by United States Treasury
     Bonds, 8.50%, due 2/15/20, valued at $6,730
     (Cost $6,600)                                        6,600          6,600
                                                                        ------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100%)
(Cost $158,304)                                                        170,094
                                                                       -------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
Other Assets                                             25,601
Liabilities                                             (57,049)       (31,448)
                                                       --------       --------
--------------------------------------------------------------------------------
NET ASSETS
Applicable to 8,755,247 issued and outstanding
 0.01 par value shares (100,000,000 shares
 authorized)                                                         $ 138,646
                                                                     ---------
                                                                     ---------
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                            $   15.84
                                                                     ---------
                                                                     ---------
--------------------------------------------------------------------------------
 @ --     Value is less than $500.
 + -- Variable/floating rate security - rate disclosed is as of September 30, 1997.
 PIK -- Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.
 IO --    Interest Only.
 REMIC -- Real Estate Mortgage Investment Conduit.